Stockholders’ Equity / (Deficit) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Equity [Abstract]
Schedule of activities for unvested stock option

	Number of options	Weighted Average Grant Date Fair Value
Unvested as of December 31, 2024	10,327	$225.86
Vested	(5,892)	$305.51
Forfeited	(238)	$95.44
Unvested as of June 30, 2025	4,197	$87.36

	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Vesting Period	Aggregate Intrinsic Value(1)
Unvested as of December 31, 2023	57,894	$214.20
Granted	-	-
Vested	(22,240)	$251.36
Forfeited	(25,327)	$182.63
Unvested as of December 31, 2024	10,327	$212.02	0.50 years	$-

(1)	The aggregate intrinsic value is calculated as the difference between the closing market price of $5.00 per share of the Company’s common stock on December 31, 2024 and the exercise price, times the number of stock options where the closing stock price is greater than the exercise price that would have been received by the option holders had all option holders exercised their options on that date.

Schedule of activities of restricted stock

	Number of Shares	Grant Date Fair Value
Granted on June 26, 2024	22,988	$4.50
Total restricted stock units granted in 2024	22,988

Schedule of activities for unvested RSU stock

	Number of Shares	Weighted Average Grant Date Fair Value	Weighted Average Remaining Vesting Period	Aggregate Intrinsic Value(1)
Unvested as of December 31, 2023	67,894	$200.1
Granted	22,988	$4.50
Vested	(52,728)	$114.28
Forfeited	(27,827)	$191.21
Unvested as of December 31, 2024	10,327	$245.33	0.5 years	$51,635

(1)	The aggregate intrinsic value is calculated based on the fair value of $5.00 per share of the Company’s common stock on December 31, 2024 due to the fact that the restricted stock units carry a $0 purchase price.

Schedule of changes in accumulated other comprehensive loss

(Amounts in thousands)	Accumulated Foreign Currency Translation Adjustments	Accumulated Actuarial Gains / (Losses)	Total Accumulated Other Comprehensive Income (Loss)
Balance as of December 31, 2022	$(2,587)	$(17)	$(2,604)
Other comprehensive (loss) from continuing operations	(125)	15	(110)
Other comprehensive (loss) from discontinued operations	380	-	380
Balance as of December 31, 2023	$(2,332)	$(2)	$(2,334)
Other comprehensive (loss) from continuing operations	658	-	658
Other comprehensive (loss) from discontinued operations	1,519	-	1,519
Balance as of December 31, 2024	$(155)	$(2)	$(157)